Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000107966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic International Opportunity Fund
C000108013
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic International Opportunity Fund
C000107964
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic U.S. Opportunity Fund
C000107965
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic U.S. Opportunity Fund
Without Sales Load [Member] | C000107966
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%		4.81%	3.81%
Without Sales Load [Member] | C000108013
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%		4.53%	3.56%
Without Sales Load [Member] | C000107964
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%		9.99%	9.01%
Without Sales Load [Member] | C000107965
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%		9.71%	8.75%
Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return, Percent	5.37%		4.33%	4.98%
Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return, Percent	5.37%		4.33%	4.98%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name		3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Average Annual Return, Percent	17.48%		10.15%	9.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name		3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Average Annual Return, Percent	3.35%		2.43%	3.56%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)		(1.96%)	0.15%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent	5.54%		4.10%	4.80%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name		3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Average Annual Return, Percent	3.35%		2.43%	3.56%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)		(1.96%)	0.15%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent	5.54%		4.10%	4.80%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name		3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Average Annual Return, Percent	17.48%		10.15%	9.68%